Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues	$ 155,193,013	$ 70,785,528	$ 30,818,471
Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	155,180,863	67,966,869	19,137,919
Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	12,150	142,479
CHINA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	13,339,546	3,958,669	355,646
CHINA | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues		211,930	84,801
HONG KONG | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,001,824	3,886,888
MALAYSIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	44,073,880	8,577,514	1,314,947
SINGAPORE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	58,370,083	38,692,637	18,145,791
SINGAPORE | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues		209,221	538,107
KOREA, REPUBLIC OF | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	6,105,287	1,533,270	2,866,080
KOREA, REPUBLIC OF | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues		39,895	244,810
UNITED ARAB EMIRATES | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	3,756,984	548,177	1,786,931
VIET NAM | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	340,174	1,549,407	2,845,212
THAILAND | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,693,086	1,998,602	190,165
INDONESIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,348,622	180,898	352,435
TIMOR-LESTE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	2,553,700
Other [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	13,597,677	9,225,718	1,705,539
Other [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	12,150	172,702	388,007
Sub Total [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	155,180,863	70,151,780	29,562,746
Sub Total [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	$ 12,150	$ 633,748	$ 1,255,725